LEASE - Summary of weighted average remaining lease terms and discount rates for the operating lease (Details)	Dec. 31, 2025	Dec. 31, 2024
LEASE
Weighted average remaining lease term (years)	1 year	2 years
Weighted average discount rate	11.50%	11.50%